NOTE 15 - Income taxes: Schedule of Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Tax Expense (Benefit)	$ 0	$ 0
Taxes on income	(8)	0
Canada
Current Income Tax Expense (Benefit)	0	0
Current Income Tax Expense (Benefit)	0	0
Deferred Income Tax Expense (Benefit)	0	0
Israel
Current Income Tax Expense (Benefit)	0	0
Current Income Tax Expense (Benefit)	0	0
Deferred Income Tax Expense (Benefit)	0	0
United States
Current Income Tax Expense (Benefit)	8	0
Current Income Tax Expense (Benefit)	(8)	0
Deferred Income Tax Expense (Benefit)	$ 0	$ 0